Long Term Debt - Classic Revolving Credit Facility - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Nov. 20, 2012 Classic [Member] Revolving Credit Facility [Member]	Jun. 21, 2010 Classic [Member] Revolving Credit Facility [Member]	Nov. 01, 2007 Classic [Member] Revolving Credit Facility [Member]	Nov. 01, 2007 Classic [Member] Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Revolving credit facility expiration term							4 years
Revolving credit facility was collateralized								$ 150,000,000
Payment of revolving credit plus accrued interest	$ 2,441,900,000	$ 900,368,000	$ 1,766,037,000	$ 251,569,000	$ 80,000,000
Debt Instrument, maturity date						Jun. 21, 2014